Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Assets And Liabilities Measured Or Disclosed At Fair Value
For the year ended December 31, 2019, assets measured or disclosed at fair value are summarized below:

		Fair value measurement or disclosure at December 31, 2019 using
	Total Fair Value at December 31, 2019	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value adjustment
	RMB	RMB	RMB	RMB	RMB
Fair value measurement — Non-Recurring:
Equity investments accounted for at fair value using the alternative measurement	31,375	—	—	31,375	17,298

Total assets and liabilities measured at fair value	31,375	—	—	31,375	17,298
For the year ended December 31, 2020, assets measured or disclosed at fair value are summarized below:

			Fair value measurement or disclosure at December 31, 2020 using
	Total Fair Value at December 31, 2020	Total Fair Value at December 31, 2020	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value adjustment
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurements on a Recurring basis
Derivative assets	100	15	—	100	—	—
Fair value measurement — Non-Recurring:			—	—	—	—
Equity investments accounted for at fair value using the alternative measurement (i)	—	—	—	—	—	(38,739)
Property and equipment, net (ii)	4,505	690	—	4,505		(10,952)

Total assets and liabilities measured at fair value	4,605	705	—	4,605	—	(49,691)
(i)
For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured
to fair value. The Company recognized impairment charges of long-term investments during the year ended December 31, 2020.

(ii)
The property and equipment impairment loss was a result of the “Going -Cloud” project undertaken, and was included in the consolidated statement of comprehensive income for the year ended December, 2020. The Company’s “Going-Cloud” project is a transition to use cloud based servers for a portion of our infrastructure needs, whereas the Company completely operated and maintained self-owned servers previously.